SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of Options Outstanding, Beginning Balance	19,722	100,833	158,750
Average Exercise Price, Beginning Balance	$ 11.16	$ 0.48	$ 6.72
Average Remaining Contractual Life (Years), Outstanding	2 years 10 months 17 days	1 year 10 months 6 days	8 years 2 months 19 days	4 years 8 months 26 days
Number of Options Outstanding, Issued		31,389	35,000
Average Exercise Price, Issued		$ 5.76	$ 1.80
Average Remaining Contractual Life (Years), Issued		5 years 7 months 13 days	8 years 11 months 23 days
Number of Options Outstanding, Exercised		112,500	92,917
Average Exercise Price, Exercised		$ 0.12	$ 11.76
Number of Options Outstanding, Expired	13,884
Average Exercise Price, Expired	$ 10.80
Number of Options Outstanding, Beginning Balance	5,838	19,722	100,833	158,750
Average Exercise Price, Beginning Balance	$ 12.00	$ 11.16	$ 0.48	$ 6.72